Vessels - Vessel sales (Details)	1 Months Ended		4 Months Ended	12 Months Ended
	Jun. 30, 2017 USD ($)	Apr. 30, 2017 USD ($) vessel	Jul. 31, 2017 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) vessel	Dec. 31, 2016 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Loss on sales of vessels, net				$ 0	$ 23,345,000	$ 2,078,000
Proceeds from disposal of vessels				0	127,372,000	158,175,000
Write-off of deferred financing fees				13,212,000	$ 2,467,000	$ 14,479,000
STI Beryl, STI Le Rocher, STI Larvotto [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Sale leaseback transaction, number of vessels | vessel					3
Vessels [member] | STI Beryl, STI Le Rocher, STI Larvotto [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Sale leaseback transaction, number of vessels | vessel		3
Sale leaseback transaction, gross proceeds per vessel		$ 29,000,000
Sale leaseback transaction, term		8 years
Sale leaseback transaction, daily rental payments per vessel		$ 8,800
Sale leaseback transaction, deposit per vessel		$ 4,350,000		4,350,000
Loss on sales of vessels, net				14,200,000
Vessels [member] | STI Emerald and STI Sapphire [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Loss on sales of vessels, net			$ 9,100,000
Number of vessels in agreement to sell | vessel		2
Proceeds from disposal of vessels		$ 56,400,000
2011 Credit Facility [Member] | STI Beryl, STI Le Rocher, STI Larvotto [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Repayments		$ 42,200,000
BNP Paribas Credit Facility [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Repayments				$ 42,600,000
BNP Paribas Credit Facility [Member] | STI Emerald and STI Sapphire [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Repayments	$ 27,600,000
Write-off of deferred financing fees	$ 500,000